Total
2, 3, 4, 5 Classes | Baillie Gifford International Growth Fund
Baillie Gifford International Growth Fund
Investment Objective
Baillie Gifford International Growth Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - 2, 3, 4, 5 Classes - Baillie Gifford International Growth Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
Shareholder Fees (Fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 2, 3, 4, 5 Classes - Baillie Gifford International Growth Fund		Class 2	Class 3	Class 4	Class 5
Advisory Fees		0.34%	0.34%	0.34%	0.34%
Service Fees	[1]	0.17%	0.10%	0.07%	0.02%
Other Expenses		0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		0.60%	0.53%	0.50%	0.45%
[1]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management-Shareholder Services" below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - 2, 3, 4, 5 Classes - Baillie Gifford International Growth Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
1 Year	$ 61	$ 54	$ 51	$ 46
3 Years	192	170	160	144
5 Years	335	296	280	252
10 Years	$ 750	$ 665	$ 628	$ 567

Expense Example No Redemption - 2, 3, 4, 5 Classes - Baillie Gifford International Growth Fund - USD ($)	Class 2	Class 3	Class 4	Class 5
1 Year	$ 61	$ 54	$ 51	$ 46
3 Years	192	170	160	144
5 Years	335	296	280	252
10 Years	$ 750	$ 665	$ 628	$ 567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection and select companies without regard to a benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 growth companies with the potential to outperform the MSCI ACWI ex US Index, the Fund's benchmark, over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook. Because the Fund aims to hold securities for long periods, the Fund does not expect to actively reduce its holdings of shares of particular issuers (other than in response to purchase and redemption requests) even if market movements cause the Fund to operate as a non-diversified company for an extended period of time.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—  Investment Style Risk – Baillie Gifford Overseas Limited (the "Manager") actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

—  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

—  Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—  Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Some Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—  China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—  Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook.

—  Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

—  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

—  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

—  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—  Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan's economic growth rate has remained relatively low, and it may remain low in the future. Japan's economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan's economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan's financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

—  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. As a result of these events, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts.

—  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

—  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

—  Valuation Risk – In certain circumstances, some of the Fund's portfolio holdings may be valued on the basis of factors other than market quotations by employing the fair value procedures adopted by the Board of Trustees of the Trust (the "Board"). This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 19.77% (Q3, 2010) Lowest Quarterly Return: -21.66% (Q3, 2011)
Average Annual Total Returns for Periods Ended December 31, 2019

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. The table compares the Fund's returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund's performance. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Average Annual Returns - 2, 3, 4, 5 Classes - Baillie Gifford International Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 2		37.34%	10.26%	9.08%
Class 3	[1]	37.44%	10.33%	9.16%
Class 4	[2]	37.48%	10.33%	9.12%
Class 5	[3]	37.55%	10.42%	9.41%
After Taxes on Distributions | Class 2		37.15%	9.27%	8.22%
After Taxes on Distributions and Sale of Fund Shares | Class 2		22.54%	8.00%	7.19%
MSCI ACWI (ex U.S.) Index	[4]	22.13%	6.01%	5.44%
MSCI EAFE Index	[4]	22.66%	6.18%	5.99%
[1]	Performance for Class 3 shares prior to their date of inception (April 19, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[2]	Performance for Class 4 shares prior to their date of inception (October 10, 2016) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[3]	Performance of Class 5 shares prior to their date of inception (July 19, 2012) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.
[4]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.